Document And Entity Information	12 Months Ended
	Dec. 31, 2012	Mar. 28, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Legend Oil & Gas, Ltd.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		78,220,271
Amendment Flag	false
Entity Central Index Key	0001140414
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 12,989	$ 52,726
Accounts receivable	302,502	388,792
Prepaid expenses	102,741	90,109
Total current assets	418,232	531,627
Deposits and other assets	6,078	3,740
Oil and gas property, plant and equipment
Proven property - net	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
Total oil and gas properties, net	13,705,423	16,834,579
Total assets	14,129,733	17,369,946
Current Liabilities
Accounts payable	1,389,908	312,553
Contingent consideration		1,404,059
Note payable to bank	3,702,279	5,094,042
Total current liabilities	5,092,187	6,810,654
Asset retirement obligations	1,654,032	1,601,423
Total liabilities	6,746,219	8,412,077
Contingently redeemable convertible preferred stock (100,000,000 shares authorized; $0.001 par value; 1,700,000 and 2,300,000 shares issued and outstanding , respectively; redemption $2.00 per share, redemption value $3,400,000 and $4,600,000 respectively)	366,953	496,467
Contingently redeemable common stock	47,764,927	7,105,032
	48,131,880	7,601,499
Stockholders’ Equity(Deficit)
Common stock - 400,000,000 shares authorized; $0.001 par value; 77,220,271 and 50,582,516 shares issued and outstanding, respectively	77,220	50,583
Additional paid-in capital	(25,353,942)	7,691,161
Accumulated other comprehensive income (loss)	152,634	(42,438)
Accumulated deficit	(15,624,278)	(6,342,936)
Total stockholders’ equity (deficit)	(40,748,366)	1,356,370
Total liabilities and stockholders’ equity (deficit)	$ 14,129,733	$ 17,369,946

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Contingently redeemable convertible preferred stock, shares authorized	100,000,000	100,000,000
Contingently redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Contingently redeemable convertible preferred stock, shares issued	1,700,000	2,300,000
Contingently redeemable convertible preferred stock, shares outstanding	1,700,000	2,300,000
Contingently redeemable convertible preferred stock, redemption (in Dollars per share)	$ 2	$ 2
Contingently redeemable convertible preferred stock, redemption value (in Dollars)	$ 3,400,000	$ 4,600,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	77,220,271	50,582,516
Common stock, shares outstanding	77,220,271	50,582,516

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Oil and gas revenue	$ 2,473,808	$ 876,720
Costs and Expenses
General and administrative	3,635,043	2,950,365
Production expenses	1,834,605	467,323
Depletion, depreciation, and amortization	1,045,542	493,594
Impairment of oil and gas property	1,069,948	1,558,036
Accretion on asset retirement obligation	58,712	15,212
Total costs and expenses	7,643,850	5,484,530
Operating Loss	(5,170,042)	(4,607,810)
Other Income and Expense
Interest expense	(222,040)	(37,466)
Gain on sale of unproven property	257,745	0
Change in value of contingent consideration	(4,147,005)	(1,404,059)
Total other income and expense	(4,111,300)	(1,441,525)
Net loss	$ (9,281,342)	$ (6,049,335)
Basic and diluted weighted average shares outstanding (in Shares)	66,186,033	52,403,346
Basic and diluted net loss per share (in Dollars per share)	$ (0.14)	$ (0.12)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (9,281,342)	$ (6,049,335)
Other comprehensive loss
Foreign currency translation adjustment	195,072	(42,438)
Comprehensive loss	$ (9,086,270)	$ (6,091,773)

STATEMENTS OF CONSOLIDATED STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member] Private Placement, February 2, 2011 [Member]	Common Stock [Member] Private Placement, April 28, 2011 [Member]	Common Stock [Member] Common Stock Issuance For Acquisition, October 2011 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Private Placement, February 2, 2011 [Member]	Additional Paid-in Capital [Member] Private Placement, April 28, 2011 [Member]	Additional Paid-in Capital [Member] Private Placement, August 10, 2011 [Member]	Additional Paid-in Capital [Member] Common Stock Issuance For Acquisition, October 2011 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Private Placement, February 2, 2011 [Member]	Private Placement, April 28, 2011 [Member]	Private Placement, August 10, 2011 [Member]	Common Stock Issuance For Acquisition, October 2011 [Member]	Total
Balance at Dec. 31, 2010				$ 62,360					$ 980,472		$ (293,601)					$ 749,231
Balance (in Shares) at Dec. 31, 2010				62,360,000
Issuance of common stock and warrants	300	250			149,700	249,750						150,000	250,000
Issuance of common stock and warrants (in Shares)	300,000	250,000
Issuance of convertible preferred stock and warrants August 2011							4,103,533							4,103,533		4,600,000
Common stock issued for services				10					19,990							20,000
Common stock issued for services (in Shares)				10,000												10,000
Conversion of convertible preferred stock to common stock																0
Reclassification to contingently redeemable common stock																0
Reclassification out of contingently redeemable common stock																0
Issuance of common stock October 2011 as part of acquisition			3,553					706,952							710,505
Issuance of common stock October 2011 as part of acquisition (in Shares)			3,552,516													3,552,516
Stock based compensation									1,464,874							1,464,874
Foreign currency translation										(42,438)						(42,438)
Net loss											(6,049,335)					(6,049,335)
Cancellation of stock by shareholders April 2011				(15,890)					15,890
Cancellation of stock by shareholders April 2011 (in Shares)				(15,890,000)
Balance at Dec. 31, 2011				50,583					7,691,161	(42,438)	(6,342,936)					1,356,370
Balance (in Shares) at Dec. 31, 2011				50,582,516												50,582,516
Issuance of convertible preferred stock and warrants August 2011																0
Common stock issued for services				1,160					151,340							152,500
Common stock issued for services (in Shares)				1,160,000
Conversion of convertible preferred stock to common stock				600					128,913							129,513
Conversion of convertible preferred stock to common stock (in Shares)				600,000
Issuance of common stock to settle contingent consideration obligation				21,350					5,529,715							5,551,065
Issuance of common stock to settle contingent consideration obligation (in Shares)				21,350,247
Reclassification to contingently redeemable common stock									(42,700,495)							(42,700,495)
Reclassification out of contingently redeemable common stock									2,040,600							2,040,600
Issuance of common stock to Lincoln Park Capital				3,527					418,473							422,000
Issuance of common stock to Lincoln Park Capital (in Shares)				3,527,508												3,527,508
Stock based compensation									1,386,351							1,386,351
Foreign currency translation										195,072						195,072
Net loss											(9,281,342)					(9,281,342)
Balance at Dec. 31, 2012				$ 77,220					$ (25,353,942)	$ 152,634	$ (15,624,278)					$ (40,748,366)
Balance (in Shares) at Dec. 31, 2012				77,220,271												77,220,271

STATEMENTS OF CONSOLIDATED STOCKHOLDERS' EQUITY (Parentheticals) (Common Stock [Member])	12 Months Ended
Dec. 31, 2011
Common stock issuance, date	Apr 30, 2011
Private Placement, February 2, 2011 [Member]
Common stock issuance, date	Feb 28, 2011
Private Placement, April 28, 2011 [Member]
Common stock issuance, date	Apr 30, 2011
Private Placement, August 10, 2011 [Member]
Common stock issuance, date	Aug 31, 2011
Common Stock Issuance For Acquisition, October 2011 [Member]
Common stock issuance, date	Oct 31, 2011

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,281,342)	$ (6,049,335)
Adjustments to reconcile net loss to cash flows from operating activities:
Stock-based compensation	1,386,351	1,464,874
Accretion on asset retirement obligation	58,712	15,212
Issuance of common stock for services	152,500	20,000
Change in value of contingent consideration liability	4,147,005	1,404,059
Depletion, depreciation, amortization and impairment	2,115,490	2,051,630
Gain on sale of unproven property	(257,745)	0
Changes in operating assets and liabilities:
Accounts receivable	93,911	(377,415)
Prepaid expenses and other assets	(14,816)	(70,558)
Accounts payable	1,067,487	484,870
Net cash flows from operating activities	(532,447)	(1,056,663)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of oil and gas properties	2,116,129	0
Acquisition of Sovereign oil and gas property	0	(8,789,882)
Oil and gas properties development costs	(507,763)	(253,227)
Net cash flows from investing activities	1,608,366	(9,043,109)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants	422,000	400,000
Proceeds from issuance of preferred stock and warrants	0	4,600,000
Proceeds/(payments) on note payable to bank	(1,391,763)	5,094,042
Net cash flows from financing activities	(969,763)	10,094,042
Change in cash and cash equivalents before effect of exchange rate changes	106,156	(5,730)
Effect of exchange rate changes	(145,893)	(42,438)
Net change in cash and cash equivalents	(39,737)	(48,168)
Cash and cash equivalents, beginning of period	52,726	100,894
Cash and cash equivalents, end of period	12,989	52,726
Cash paid during the year for:
Interest	220,040	37,466
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for contingent consideration	5,551,065	0
Common stock reclassified to contingently redeemable	(42,700,495)	0
Common stock reclassified from contingently redeemable	2,040,600	0
Conversion of convertible preferred stock to common stock	$ 129,513	$ 0

NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS

Description of Business

We are an oil and gas exploration, development and production company.  Our  oil and gas property interests are located in Western Canada (in Berwyn, Medicine River, Boundary Lake, and Wildmere in Alberta, and Clarke Lake and Inga in British Columbia) and in the United States (in the Piqua region of the State of Kansas).

The Company was incorporated under the laws of the State of Colorado on November 27, 2000 under the name “SIN Holdings, Inc.” From inception until June 2010, we pursued our original business plan of developing a web portal listing senior resources across the United States through our former wholly-owned subsidiary Senior-Inet, Inc. On July 29, 2010, Senior-Inet, Inc. was dissolved and we changed our business to the acquisition, exploration, development and production of oil and gas reserves. To align our name with our new business, on November 29, 2010, we changed our name to Legend Oil and Gas, Ltd.

On July 28, 2011, we formed a wholly owned subsidiary named Legend Energy Canada, Ltd. (“Legend Canada”), which is a corporation registered under the laws of Alberta, Canada. Legend Canada was formed to acquire, own and manage certain oil and gas properties and assets located in Canada.  Legend Canada completed the acquisition of significant oil and gas reserves located in Canada on October 20, 2011.

Liquidity

We have incurred net operating losses and operating cash flow deficits over the last two years, continuing through the fourth quarter of 2012. We are in the early stages of acquisition and development of oil and gas leaseholds, and we have been funded primarily by a combination of equity issuances and bank debt, and to a lesser extent by operating cash flows, to execute on our business plan of acquiring working interests in oil and gas properties and for working capital for production. At December 31, 2012, we had cash and cash equivalents totalling approximately $13,000.

In October 2011, we established a revolving demand loan with National Bank of Canada (the “Bank”) through our wholly-owned subsidiary, Legend Canada. Initially, the credit facility had a maximum borrowing base of CA$6.0 million and was payable in full at any time upon demand.  During March 2012, under an Amending Offering Letter, the Bank reduced the maximum borrowing base to CA$4.0 million and provided a new CA$1.5 million bridge demand loan which was payable in full at any time upon demand, and in any event no later than May 31, 2012.  In addition, we were required to provide an unlimited guarantee of the credit facility for Legend Canada.

We did not repay the bridge demand loan by May 31, 2012.  The Bank agreed not to require immediate repayment of the bridge demand loan and during May 2012, we entered into an unlimited guarantee of the credit facility in favor of the Bank.  In addition, we entered into a blanket security agreement, granting to the Bank a security interest in all of our personal property assets to secure the guarantee.  On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.  The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012.  On December 17, 2012, the payment terms of the demand bridge loan were revised again.  The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.

In connection with the Amending Offer Letter for the bridge demand loan during March 2012, the Bank originally required that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which were required to be used to pay off the bridge demand loan.  Subsequently on May 22, 2012, we entered into an agreement with Lincoln Park Capital (“Lincoln Park”) to sell up to $10.2 million in common stock during a three year term.  This agreement permitted us to sell stock to Lincoln Park at increments as defined, with timing based on our discretion.  There is a $0.10 per share floor price that would prohibit us from any sales below that price.  At the date of this Report, we sold and issued 3,527,508 common shares to Lincoln Park, and received $422,000 in proceeds, which were used to repay a portion of the bridge demand loan.

In August of 2012, Legend Canada sold its oil and gas interests in the Red Earth, Alberta property for CA$750,000 in gross proceeds.  The revolving Bank line borrowing base was reduced by CA$150,000 as a result of this sale.  On November 1, 2012, Legend Canada sold a significant portion of its interests in the Swan Hills area of Alberta for gross proceeds of CA$1,000,000, accompanied by a reduction in the revolving Bank line of CA$350,000.  Total net proceeds from the sale of the Red Earth and Swan Hills properties amounted to $1,719,598.  On October 29, 2012, we closed the sale of the Divide County assets in North Dakota for net proceeds of $396,531.

As of the date of this Report, we have an outstanding balance under the revolving demand loan with the Bank in the amount of approximately $3,517,850(CA$3,500,000) and approximately $175,893(CA$175,000) under the bridge demand loan. The Bank may demand repayment of all amounts owed by Legend Canada to it at any time. There is no assurance that any portion of this credit facility will be available to Legend Canada in the future.

We believe that the combination of revenue from our on-going operations, proceeds from potential future asset sales, and our equity financing arrangement with Lincoln Park, or other parties, provides us the ability to make our scheduled monthly bridge loan payments.  However, in the event we are unable to meet a bridge loan scheduled payment or the repayment of the revolving demand loan at any time upon demand by the Bank, we will be in default of our obligations to the Bank. The Bank has a first priority security interest in all of our assets and can exercise its rights and remedies against us as a secured creditor. Any such default by us or action by the Bank will have a material adverse effect on us and our business. If we are unable to negotiate favorably with the Bank, or if we are unable to secure additional financing, whether from equity, debt, or alternative funding sources, this could have a material adverse effect on us and we may be required to sell some or all of our properties, sell or merge our business, or file a petition for bankruptcy.

In addition, International Sovereign Energy Corp. (“Sovereign”) and the holders of our convertible preferred stock have “put” rights to require us to repurchase their shares at a price of $2.00 per share. As of March 30, 2012, we received signed waivers from the holders of our convertible preferred stock of their put rights; however, these waivers are contingent on Sovereign also agreeing to waive its rights. In addition, as of March 31, 2012, Sovereign executed a stand-still agreement agreeing not to exercise its put rights prior to June 15, 2012, and Sovereign has subsequently verbally agreed to extend the stand-still agreement for an unspecified period of time. We currently do not have sufficient cash assets available to repurchase the shares of convertible preferred stock or the shares of common stock issued to Sovereign in the event that the put rights are exercised, in which case we will be in default of our obligations under our purchase agreement with Sovereign and the terms of the convertible preferred stock in our Articles of Incorporation. The exercise of any of these put rights would have a material adverse effect on our business and financial condition.

In the event that we are able to resolve our obligations to the Bank and the put rights, we anticipate needing additional financing to fund our drilling and development plans in 2013. As described above, we have entered into an agreement with Lincoln Park to sell up to $10.2 million in common stock.  However, the timing for closing on funds is variable and there is no guarantee on the amount of proceeds we will receive.  We may seek financing from other sources, which may also include the sale of certain of our oil and gas properties.  Our ability to obtain financing or to sell our properties on favorable terms may be impaired by many factors outside of our control, including the capital markets (both generally and in the crude oil and natural gas industry in particular), our limited operating history, the location of our crude oil and natural gas properties and prices of crude oil and natural gas on the commodities markets (which will impact the amount of asset-based financing available to us) and other factors. Further, if crude oil or natural gas prices on the commodities markets decline, our revenues will likely decrease and such decreased revenues may increase our requirements for capital.

Any new debt or equity financing arrangements may not be available to us, or may be available only on unfavorable terms. Additionally, these alternatives could be highly dilutive to our existing shareholders, and may not provide us with sufficient funds to meet our long-term capital requirements. We have and may continue to incur substantial costs in the future in connection with raising capital to fund our business, including investment banking fees, legal fees, accounting fees, securities law compliance fees, printing and distribution expenses and other costs. We may also be required to recognize non-cash expenses in connection with certain securities we may issue, which may adversely impact our financial condition. If the amount of capital we are able to raise from financing activities, together with our revenues from operations, is not sufficient to satisfy our capital needs (even to the extent that we reduce our operations), we will be required to reduce operating costs, which could jeopardize our future strategic initiatives and business plans, and we may be required to sell some or all of our properties (which could be on unfavorable terms), seek joint ventures with one or more strategic partners, strategic acquisitions and other strategic alternatives, cease our operations, sell or merge our business, or file a petition for bankruptcy.

The uncertainties relating to our ability to meet cash obligations as they become due creates doubt about our ability to continue as a going concern.  Our financial statements the year ended December 31, 2012 were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that could result should we be unable to continue as a going concern.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly-owned subsidiary, Legend Canada.  Intercompany transactions and balances have been eliminated in consolidation.  We account for our undivided interest in oil and gas properties using the proportionate consolidation method, whereby our share of assets, liabilities, revenues and expenses are included in the financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Management’s judgments and estimates in these areas are to be based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. The more significant reporting areas impacted by management’s judgments and estimates are accruals related to oil and gas revenue and expenses, estimates of future oil and gas reserves, estimates used in the impairment of oil and gas properties, and the estimated future timing and cost of asset retirement obligations.

Actual results could differ from the estimates as additional information becomes known. The carrying values of oil and gas properties are particularly susceptible to change in the near term. Changes in the future estimated oil and gas reserves or the estimated future cash flows attributable to the reserves that are utilized for impairment analysis could have a significant impact on the future results of operations.

Cash and Cash Equivalents

We consider all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are due under normal trade terms and are presented on the consolidated balance sheets net of allowances for doubtful accounts.  We establish provisions for losses on accounts receivable for estimated uncollectible accounts and regularly review collectability and establish or adjust the allowance as necessary using the specific identification method.  Account balances that are deemed uncollectible are charged off against the allowance.  No allowance for doubtful accounts was necessary as of December 31, 2012 and December 31, 2011.

Comprehensive Income

For operations outside of the U.S. that prepare financial statements in currencies other than U.S. dollars, we translate the financial statements into U.S. dollars.  Results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at end of period exchange rates, except for equity transactions and advances not expected to be repaid in the foreseeable future, which are translated at historical costs.  The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are accumulated as a separate component in other comprehensive income (loss).  Accumulated other comprehensive income (loss) consists entirely of foreign currency translation adjustments at December 31, 2012 and 2011.

Fair Value Measurements

Certain financial instruments and nonfinancial assets and liabilities, whether measured on a recurring or non-recurring basis, are recorded at fair value.  A fair value hierarchy, established by U.S. GAAP, prioritizes the inputs used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Our financial instruments include cash and cash equivalents, trade receivables, trade payables, and the note payable to bank, all of which are considered to be representative of their fair market value, due to the short-term and highly liquid nature of these instruments.

As discussed in Note 5, we have incurred asset retirement obligations of $1,654,032, the value of which was determined using unobservable pricing inputs (or Level 3 inputs).  We use the income valuation technique to estimate the fair value of the obligation using several assumptions and judgments about the ultimate settlement amounts, inflation factors, credit adjusted discount rates, and timing of settlement.

Our contingent consideration liability was also estimated using unobservable pricing inputs (or Level 3 inputs).  We used a model to simulate the value of our future stock based on the historical mean of the stock price to estimate the fair value of the contingent consideration liability.  We incurred the contingent consideration liability on October 20, 2011, in connection with the acquisition of assets from Sovereign and on that date the estimated value of the contingent consideration liability was nil.  Subsequent changes in fair value resulted in a non-cash charge to operations amounting to $1,404,059 during 2011.  During the year ended December 31, 2012, the change in value of the contingent consideration liability resulted in a non-cash charge amounting to $4,147,005 and the obligation was settled by issuing 21,350,247 shares of common stock to Sovereign on May 17, 2012.

Full Cost Method of Accounting for Oil and Gas Properties

We have elected to utilize the full cost method of accounting for our oil and gas activities. In accordance with the full cost method of accounting, all costs associated with acquisition, exploration, and development of oil and gas reserves, including directly related overhead costs and related asset retirement costs, are capitalized into a cost center.  Our cost centers consist of the Canadian cost center and the United States cost center.

All capitalized costs of oil and gas properties within each cost center, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves. Excluded from this amortization are costs associated with unevaluated properties, including capitalized interest on such costs. Unevaluated property costs are transferred to evaluated property costs at such time as wells are completed on the properties or management determines that these costs have been impaired.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. The cost of these properties is assessed quarterly, on a field-by-field basis, to determine whether the properties are recorded at the lower of cost or fair value.

Sales of oil and gas properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas attributable to a cost center, in which case the gain or loss is recognized in income.  In determining whether adjustments to capitalized costs result in a significant alteration, capitalized costs within the cost center are allocated between the reserves sold and reserves retained on the same basis used to compute amortization, unless there are substantial economic differences between the properties sold and those retained.  When economic differences between properties sold and those retained exist, capitalized costs within the cost center are allocated on the basis of the relative fair values of the properties in determining whether adjustments to capitalized costs result in a significant alteration.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the cost of oil and gas properties in each cost center are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, at the end of the period, plus the cost of properties not being amortized, plus the lower of cost or fair value of unproven properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties.  If the cost of oil and gas properties exceeds the ceiling, the excess is reflected as a non-cash impairment charge to earnings.  The impairment charge is permanent and not reversible in future periods, even though higher oil and gas prices in the future may subsequently and significantly increase the ceiling amount.  Non-cash impairment charges amounted to $1,069,948 and $1,558,036 for the years ended December 31, 2012 and 2011, respectively.

Asset Retirement Obligation

We record the fair value of a liability for an asset retirement obligation in the period in which the asset is acquired and a corresponding increase in the carrying amount of the related long-lived asset if a reasonable estimate of fair value can be made. The associated asset retirement cost capitalized as part of the related asset is allocated to expense over the asset’s useful life. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized.  The asset retirement obligation is recorded at its estimated fair value and accretion is recognized over time as the discounted liability is accreted to its expected settlement value.  Fair value is determined by using the expected future cash outflows discounted at our credit-adjusted risk-free interest rate.

Oil and Gas Revenue Recognition

Revenue from production on properties in which we share an economic interest with other owners is recognized on the basis of our interest.  Revenues are reported on a gross basis for the amounts received before taking into account production taxes, royalties, and transportation costs, which are reported as production expenses. Revenue is recorded and receivables accrued using the sales method of accounting. Under this method, revenues are recognized based on the actual volumes of gas and oil sold to purchasers at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. The volume sold may differ from the volumes we are entitled to, based on our individual interest in the property. We utilize a third-party marketer to sell oil and gas production in the open market. As a result of the requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations and distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, we may make accruals for revenues and accounts receivable based on estimates of our share of production. Since the settlement process may take 30 to 60 days following the month of actual production, our financial results may include estimates of production and revenues for the related time period. We will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Stock-based compensation

We measure compensation cost for stock-based payment awards at fair value and recognize it as compensation expense over the service period for awards expected to vest.  Compensation cost is recorded as a component of general and administrative expenses in the consolidated statements of operations, net of an estimated forfeiture rate, and amounted to $1,386,351 and $1,464,874 for the years ended December 31, 2012 and 2011, respectively.  Compensation cost is only recognized for those awards expected to vest on a straight-line basis over the requisite service period of the award.  Our policy is to issue new shares to fulfill the requirements for options that are exercised.

Earnings (Loss) Per Share

The computation of basic net loss per common share is based on the weighted average number of shares that were outstanding during the period, including contingently redeemable common stock. The computation of diluted net loss per common share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding. Potentially dilutive common shares include warrants to purchase shares of common stock (4,150,000 warrants for both 2012 and 2011), options to purchase shares of common stock (2,800,000 options for both 2012 and 2011), and preferred stock convertible into shares of common stock (1,700,000 shares for 2012 and 2,300,000 shares for 2011).  During the years ended December 31, 2012 and 2011 potentially dilutive common shares were not included in the computation of diluted loss per shares as to do so would be anti-dilutive.

Income Taxes

We recognize income taxes on an accrual basis based on tax position taken or expected to be taken in its tax returns.  A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities.  Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities.  Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.  Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns.  A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized.  Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense.  Since our inception, no such interest or penalties have been incurred.  We are no longer subject to federal examination for years before 2009.

Concentration

During the years ended December 31, 2012 and 2011, sales of oil and gas to certain customers individually exceeded 10% of the total oil and gas revenue.  For the year ended December 31, 2012, sales to Husky Energy Marketing, Kelly Maclaskey Oilfield Service Inc., BP Canada Energy and Gibson Petroleum accounted for approximately 28%, 16%, 13% and 11% of total oil and gas sales, respectively.   For the year ended December 31, 2011, sales to Kelly Maclaskey Oilfield Service Inc., Husky Energy Marketing, and BP Canada Energy accounted for approximately 29%, 17%, and 11% of total oil and gas sales, respectively.  We believe that the loss of any of the significant customers would not result in a material adverse effect on our ability to market future oil and natural gas production.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income, which amended FASB ASC Topic 220, Comprehensive Income. The intent of this update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. To facilitate convergence of GAAP and IFRS, the FASB eliminated the option to present components of other comprehensive income as part of the statement of stockholders’ equity and requires an entity to present total comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. We adopted this standard in 2012 and elected to present separate consolidated statements of comprehensive income.

NOTE 3 - PROPERTY ACQUISITIONS AND SALES	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 3 – PROPERTY ACQUISITIONS AND SALES

On October 20, 2011, Legend Canada completed the acquisition of petroleum and natural gas leases, lands and facilities held by International Sovereign Energy Corp. ("Sovereign") located in Canada.  The assets acquired consisted of substantially all of Sovereign's assets, including interests in producing oil and gas leasehold properties in Western Canada that have been maintained through the drilling of internally generated low to medium risk exploration and development sites.  The principal natural gas leasehold properties are located in Medicine River and Berwyn in Alberta, and Clarke Lake in British Columbia.  The assets also included an interest in various light oil properties located in Red Earth and Swan Hills in Alberta, and in Inga in British Columbia.

The acquisition was accounted for using the acquisition method where net assets acquired and consideration transferred were recorded at fair value.  Consideration transferred in the transaction was $16,605,419, resulting in no goodwill or bargain purchase gain.  The following summarizes the consideration transferred to Sovereign and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Consideration:
Cash, net of purchase price adjustments	$8,789,882
Equity instruments (3,552,516 common shares of the Company)	7,815,537
Contingent consideration	-
Fair value of total consideration transferred	$16,605,419

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved oil and gas property	$9,776,364
Unproven oil and gas property	8,228,018
Asset retirement obligations	(1,398,963)
Total fair value of net assets	$16,605,419

The cash component of the transaction was financed through a combination of existing funds and the proceeds from the note payable to bank.  The fair value of the 3,552,516 common shares issued was determined on the basis of the closing market price of the Company's common shares on the acquisition date.  Contingent consideration transferred represented a security price guarantee whereby if the weighted average trading price of the Company's common stock fell below certain price thresholds at the end of certain periods, the Company will be required to issue a certain number of additional shares to Sovereign.  The contingent consideration had no fair value on the acquisition date.  Acquisition-related costs (included in general and administrative expenses in the accompanying consolidated statements of operations) amounted to $394,000 for the year ended December 31, 2011.

In 2012, the Swan Hills and Red Earth properties acquired from Sovereign in 2011 were disposed of in exchange for consideration of CA$1,750,000, before selling expenses.  The net proceeds from the sale of the Swan Hills and Red Earth properties amounted to $1,719,598 and the proceeds were accounted for as an adjustment of capitalized costs with no gain or loss recognized in income.

On October 29, 2012, we sold the Divide County assets in North Dakota for net proceeds of $396,531.  There was a substantial economic difference between the North Dakota property and property retained in the United States cost center due to the degree of development of the properties.  As such, we allocated the capitalized costs within the cost center based on the relative fair value of the properties in determining whether the there was a significant alteration in the relationship between capitalized costs and proved reserves resulting from the sale.  We determined that deferring the gain by crediting the sales proceeds against capitalized costs would result in a significant alteration in the relationship between capitalized costs and proved reserves, and a significant distortion of the amortization rate.  As a result, the sale resulted in a gain recognized in income of $257,745 during the year ended December 31, 2012.

NOTE 4 - OIL AND GAS PROPERTIES	12 Months Ended
Dec. 31, 2012
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Abstract]
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Text Block]
NOTE 4 - OIL AND GAS PROPERTIES

The amount of capitalized costs related to oil and gas property and the amount of related accumulated depletion, depreciation, and amortization are as follows at December 31:

	2012	2011
Proven property, net of impairment	$6,817,562	$8,992,793
Accumulated depletion, depreciation, and amortization	(1,539,136)	(493,594)
	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
	$13,705,423	$16,834,579

NOTE 5 - ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
NOTE 5 – ASSET RETIREMENT OBLIGATION

The following table reconciles the value of the asset retirement obligation for the years ended December 31, 2012 and December 31, 2011:

	2012	2011
Opening balance, January 1	$1,601,423	$-
Liabilities incurred	-	1,586,211
Foreign currency translation adjustment	(6,103)	-
Accretion expense	58,712	15,212
Ending balance, December 31	$1,654,032	$1,601,423

NOTE 6 - STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 - STOCKHOLDERS’ EQUITY

On February 2, 2011, we completed a private placement for 300,000 units at $0.50 per unit, for a total of $150,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock of the Company at $0.50 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (rules governing offers and sales of securities made outside of the United States without registration). At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,200 and $9,800, respectively, as determined based on the relative fair value allocation of the proceeds.

In April 2011, in order to attract additional investment capital, our two executive officers (Mr. Vandeberg and Mr. Diamond-Goldberg) and Mr. Wayne Gruden, a significant shareholder of the Company, surrendered a total of 15,890,000 shares of common stock owned by them to us, which shares were immediately cancelled.

On April 28, 2011, we completed a private placement for 250,000 units at $1.00 per unit, for a total of $250,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock at $1.00 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,700 and $109,300, respectively, as determined based on the relative fair value allocation of the proceeds.

On August 10, 2011, we completed a private placement for 2,300,000 units at $2.00 per unit, for a total of $4,600,000 in gross proceeds. Each unit consists of one share of restricted convertible preferred stock and a warrant to purchase one share of restricted common stock. The convertible preferred stock is convertible into one share of restricted common stock, subject to customary adjustment for stock splits or similar events. The warrants are exercisable at $2.00 per share over a period of three years from the date of issuance. The offering was conducted under the exemption from registration provided pursuant to Regulation S under the U.S. Securities Act of 1933, as amended.  The holders of shares of convertible preferred stock have a put right to require us to repurchase such shares for a price of $2.00 per share.  The amount allocated to the convertible redeemable preferred stock is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity.  We allocated the gross proceeds of $4,600,000 from the private placement between the convertible preferred stock and the warrants issued proportionately based on their estimated fair values as of the closing date of the private placement.  The relative fair value of the convertible preferred stock and the warrants was estimated to be $2,766,733 and $1,833,267, respectively.  The effective conversion price was used to measure the intrinsic value of the embedded conversion option which amounted to $2,270,266.  As a result, the carrying value of the convertible preferred stock presented as mezzanine equity in the consolidated financial statements amounted to $496,467 when the preferred stock was issued on August 10, 2011.  As described below, a holder of convertible preferred stock elected to convert its preferred shares to common stock on March 30, 2012.  After the impact of the conversion of 600,000 shares of convertible preferred stock, the balance of preferred stock presented as mezzanine equity in the consolidated financial statements is $366,953.  As of the periods presented, no adjustment to the carrying value of the convertible preferred stock to its redemption value was necessary as it was not considered probable that the convertible preferred stock would become redeemable (as described below, the holders of the convertible preferred stock conditionally agreed to waive their put rights).  At December 31, 2012, the aggregate redemption value of the 1,700,000 shares of convertible preferred stock outstanding is $3.4 million.

On September 28, 2011, we entered into a retainer letter agreement with Midsouth Capital Inc., an investment banking firm, for investment banking services. As part of the compensation to Midsouth, we issued 10,000 shares of restricted common stock to Midsouth.

On October 21, 2011, we issued 3,552,516 common shares to Sovereign in connection with our acquisition of the Canadian oil and gas properties.  Sovereign has a put right to require us to repurchase such shares for a price of $2.00 per share.  Sovereign executed a stand-still agreement that nullified their put rights until various conditions could be met, most significantly the joint effort by the Company and Sovereign to dispose, by sale to unrelated parties, of the 3,552,516 shares issued to Sovereign on the closing of the asset acquisition.  In connection with the acquisition of assets from Sovereign, the Company agreed to a mechanism of staggered payments to maintain the value of the stock component of the purchase at the original amount of $2.00 per share through a series of Variable Weighted Average Price (“VWAP”) calculations.  Under the purchase agreement, Sovereign could not own more than 10% of the Company’s common stock, unless they chose to waive that condition.  On May 17, 2012, in conjunction with the final VWAP calculation, Sovereign waived the 10% ownership limitation and we issued 21,350,247 shares of restricted common stock to Sovereign.  The contingent consideration obligation was settled and a loss of $4,147,005 was recognized to reflect the difference between the contingent consideration and the fair value of the final VWAP shares.  The 21,350,247 shares of common stock issued to Sovereign on May 17, 2012, also include a put right, whereby Sovereign may require us to repurchase the shares for a price of $2.00 per share.  Therefore, the redemption amount of the common stock is recorded as mezzanine equity.  During 2012, Sovereign notified us that they disposed of 1,020,300 of their common shares, which thereby eliminates the put rights on those shares.  Accordingly, mezzanine equity was reduced by $2,040,600, with a corresponding increase to additional paid-in capital.  At December 31, 2012, the aggregate redemption value of the 23,882,463 shares of contingently redeemable common stock outstanding held by Sovereign is $47,764,927.

On January 12, 2012, we issued 60,000 shares of common stock with a fair value of $60,000 to a consultant in exchange for services.  The fair value of the common shares was recorded as a component of general administrative expenses during 2012.

On March 26, 2012 the holders of convertible preferred stock agreed to waive their put option, with the condition that Sovereign also waives its put option.  In connection with the waiver by the holders of the convertible preferred stock, the Company agreed to issue 2,772,728 shares of common stock to the convertible preferred stock holders as consideration for the waivers and only following a similar waiver by Sovereign.  No such shares have been issued to date.  Sovereign chose not to waive its put option rights, but rather executed a stand-still agreement that nullified their put rights until various conditions could be met, most significantly the joint effort by the Company and Sovereign to dispose, by sale to unrelated parties, of the 3,552,516 shares issued to Sovereign on the closing of the asset acquisition.  The stand-still agreement was effective through June 15, 2012, and the Company and Sovereign have reached a verbal agreement to extend the stand-still agreement while the parties continue their joint efforts to dispose of the shares.  Upon achieving the sale of these original shares, the Company expects that Sovereign will then permanently waive its put option rights.

On March 30, 2012, a preferred stock holder elected to convert its preferred shares to common stock.  Accordingly, the Company issued 600,000 shares of common stock and retired 600,000 preferred shares.  Mezzanine equity was reduced by $129,513, and then transferred to common shares and additional paid-in capital accordingly.

On May 22, 2012, the Company commenced a Purchase Agreement with Lincoln Park Capital to sell up to $10.2 million in common stock during a term of three years.  In consideration for entering into the Purchase Agreement, the Company issued 723,592 shares of common stock to Lincoln Park as an initial commitment fee.  The fair value of these 723,592 commitment shares were recorded as a reduction to additional paid-in capital and amounted to $208,311.  Up to 1,072,183 of additional shares of common stock may be issued on a pro rata basis to Lincoln Park as an additional commitment fee as Lincoln Park purchases additional shares of common stock under the Purchase Agreement.  During 2012, we issued a total of 3,527,508 shares to Lincoln Park and received a total of $422,000 in proceeds. There is a $0.10 floor price that would prohibit the Company from any sales below that price.

On November 1, 2012, we issued 250,000 shares of common stock with a fair value of $15,000 to a consultant in exchange for a six month contract of services.  On November 12, 2012, we issued 750,000 shares of common stock with a fair value of $67,500 to a consultant in exchange for a six month contract of services.  On November 13, 2012, we issued 100,000 shares of common stock with a fair value of $10,000 to a consultant in exchange for a six month contract of services.   The fair value of the common shares was recorded as a component of general administrative expenses for the portions relating to the period prior to December 31, 2012, and the remainder was recorded as a prepaid asset, to be amortized as the service period lapses.

Warrants

The following table summarizes outstanding warrants to purchase shares of our common stock as of December 31, 2012, and 2011:

	Shares of Common Stock
	Issuable from Warrants
	Outstanding as of
	December 31,	December 31,	Exercise
Date of Issue	2012	2011	Price	Expiration
October 2010	1,300,000	1,300,000	$0.50	October 2013
February 2011	300,000	300,000	$0.50	February 2014
April 2011	250,000	250,000	$1.00	April 2014
August 2011	2,300,000	2,300,000	$2.00	August 2014

	4,150,000	4,150,000

As of December 31, 2012, none of the outstanding warrants had been exercised.

Stock Incentive Plan

On May 3, 2011, our Board of Directors adopted the Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan (“Plan”). The Plan provides for the grant of options to purchase shares of our common stock, and stock awards consisting of shares of our common stock, to eligible participants, including directors, executive officers, employees and consultants of the Company.  We have reserved 4,500,000 shares of common stock for issuance under the Plan. During 2011, our Board approved the grant of stock options for a total of 2,800,000 shares.  The fair value of the option grants were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions: expected volatility ranging from 93% to 94%, a risk free rate ranging from 1.9% to 2.0%, and an expected life of 10 years.  In February 2012, the Board approved the grant of stock options for a total of 40,000 shares to two directors at an exercise price of $0.87 per share. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 93%, a risk free rate of 2.0%, and an expected life of 10 years.  During 2012, the 40,000 stock options granted to directors were cancelled.

At December 31, 2012, there were 1.7 million shares of common stock available under the Plan, and there were options to purchase 1,866,667 shares of stock exercisable, with a remaining contractual term of 8.9 years.  The weighted average grant date fair value of options granted during the years ended December 31, 2012 and 2011 was $0.76 and $1.39, respectively.  The weighted average exercise price of stock options exercisable at December 31, 2012 was $1.58.  The aggregate fair value of options vested during both the years ended December 31, 2012 and 2011 was $1.4 and $1.5 million, respectively.  There were no stock options exercised or expired during the periods presented.  In February 2013, management agreed to cancel their existing stock grants under the Company’s equity awards plan.

At December 31, 2012, the aggregate intrinsic value of outstanding stock options was $0.  Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between the closing stock price on December 31, 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of December 31, 2012.  This amount changes, based on the fair market value of our common stock.

At December 31, 2012, we had $1.2 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized during 2013.

NOTE 7 - NOTE PAYABLE TO BANK	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 7 – NOTE PAYABLE TO BANK

Under a series of agreements with National Bank of Canada (the “Bank”), as of December 31, 2012, we had a revolving credit facility with a maximum borrowing base of $3,517,850 (CA$3,500,000) through our wholly-owned subsidiary, Legend Canada.  Outstanding principal under the loan bears interest at a rate equal to the Bank’s prime rate plus 1% (resulting in a rate of 4% as of December 31, 2012).  We are obligated to pay a monthly fee of 0.25% of any undrawn portion of the credit facility. The borrowings under the credit facility are payable upon demand at any time.  Borrowings under the agreements are collateralized by a Fixed and Floating Charge Demand Debenture (the “Debenture”) to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank. The interest rate on amounts drawn under the Debenture, as well as interest that is past due, is the prime rate, plus 7% per annum. As further collateral, Legend Canada also executed an Assignment of Book Debts on October 19, 2011, that grants, transfers and assigns to the Bank a continuing and specific security interest in specific collateral of Legend Canada, including all debts, proceeds, accounts, claims, money and chooses in action which currently or in the future are owing to Legend Canada.  Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets.  At December 31, 2012, we were in breach of the working capital covenant provision of its Revolving Operating Demand Loan Facility for which a waiver is being sought. There is no certainty that a waiver will be granted by the Bank for the breach.  Also, we may violate the covenant in the future.   The revolving credit facility is subject to review by the Bank at future dates as determined by the Bank, and the Bank may increase or lower the maximum borrowing base subject to their review.

We also have a bridge demand loan in place through Legend Canada that was fully drawn on December 31, 2012 for $226,148 (CA$225,000).  This bridge facility bears interest at a rate equal to the Bank’s prime rate plus 2% (resulting in a rate of 5% as of December 31, 2012).  On June 5, 2012, we entered into an agreement with the Bank to repay a bridge demand loan with 5 monthly payments of CA$250,000 commencing July 15, 2012, with final repayment on December 1, 2012.  This final payment was extended to December 17, 2012 in conjunction with the Swan Hills asset disposition.  On December 17, 2012, we received notification from the Bank that the final payment of bridge demand loan of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 and final payment due September 24, 2013.

As of December 31, 2012, there was $3,702,279 (CA$3,683,493) in total indebtedness payable to the Bank under a combination of the revolving credit facility and bridge facility.

Legend Canada also has a CA$20,000 ($20,000USD) letter of guarantee outstanding, related to a company that provides third party processing to the Company. On March 25th, 2013, the letter of guarantee was redeemed, and is no longer outstanding.

NOTE 8 - OPERATING LEASE	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
NOTE 8 – OPERATING LEASE

The Company leases office space under a noncancelable operating lease expiring in October 2016.  Total rent expense under the agreement was $123,026 and $19,975 for the years ended December 31, 2012 and 2011, respectively.  Minimum future lease payments under the lease are $50,700 for each of the years through 2015, and $42,300 for 2016.

NOTE 9 - INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 9 – INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The components of the deferred tax asset as of December 31, 2012 and 2011, are as follows:

	2012	2011
Net operating loss carryforwards	$3,442,621	$569,995
Oil and gas property	(80,719)	79,520
Contingent consideration liability		477,582
Asset retirement obligation	418,595	390,035
Total deferred tax asset	3,780,497	1,517,132
Less valuation allowance	(3,780,497)	(1,517,132)
Net deferred tax asset	$-	$-

The items accounting for the difference between income taxes computed at the statutory rates and the provisions for income taxes are as follows for the years ended December 31, 2012 and 2011:

	2012	2011
Net loss	$(9,281,342)	$(6,049,335)
Tax rate	30.99%	31.64%
Tax at statutory rate	(2,876,009)	(1,914,000)
Stock-based compensation	471,359	498,057
Other	141,285	6,455
Change in valuation allowance	2,263,365	1,409,488
Provision for income taxes	$-	$-

We established a valuation allowance for the full amount of the net deferred tax asset as management currently does not believe that it is more likely than not that these assets will be recovered in the foreseeable future.  The increase in the valuation allowance was $2,263,365 for 2012 and $1,409,488 for 2011.  The net operating loss at December 31, 2012 is approximately $11,100,000, and fully expires in 2032.

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited)	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
NOTE 10 – SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited)

All information set forth herein relating to our proved reserves, estimated future net cash flows and present values is taken or derived from reports prepared by Insite Petroleum Consultants Ltd and KLH Consulting.  All of the information designated as Canada below relates to Legend Canada’s operations.  The estimates of these engineers were based upon their review of production histories and other geological, economic, ownership and engineering data provided by and relating to us.  No reports on our reserves have been filed with any federal agency.  In accordance with the Securities and Exchange Commission’s (“SEC”) guidelines, our estimates of proved reserves and the future net revenues from which present values are derived are based on an unweighted 12-month average of the first-day-of-the-month price for the period January through December for that year held constant throughout the life of the properties.  Operating costs, development costs and certain production-related taxes were deducted in arriving at estimated future net revenues, but such costs do not include debt service, general and administrative expenses and income taxes.

Capitalized Costs relating to Oil and Gas Producing Activities

Capitalized costs relating to oil and gas producing activities are as follows:

	Canada	United States	Total
December 31, 2012:
Proved	$8,444,786	$1,065,681	$9,510,467
Unproven	8,426,997	-	8,426,997
Total capitalized costs	16,871,783	1,065,681	17,937,464
Accumulated depreciation, depletion, amortization, and impairment	(4,066,003)	(166,038)	(4,232,041)
Net capitalized costs	$12,805,780	$899,643	$13,705,423

December 31, 2011:
Proved	$9,707,171	$855,283	$10,562,454
Unproven	8,196,595	138,786	8,335,381
Total capitalized costs	17,903,766	994,069	18,897,835
Accumulated depreciation, depletion, amortization, and impairment	(1,971,185)	(92,071)	(2,063,256)
Net capitalized costs	$15,932,581	$901,998	$16,834,579

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities

Cost incurred in oil and gas property acquisition and development activities are as follows:

	Canada	United States	Total
Year Ended December 31, 2012:
Acquisition costs :
Proved	$-	$-	$-
Unproven	-	-	-
Exploration costs	48,681	210,398	259,079
Development costs	250,081	-	250,081
Total costs incurred	$298,762	$210,398	$509,160

Year Ended December 31, 2011:
Acquisition costs :
Proved	$9,567,701	$-	$9,567,701
Unproven	8,196,595	138,786	8,335,381
Exploration costs	13,849	-	13,849
Development costs	-	154,684	154,684
Total costs incurred	$17,778,145	$293,470	$18,071,615

Results of Operations for Oil and Gas Producing Activities

The following table shows the results from operations for the periods ended December 31, 2012 and 2011:

	Canada	United States	Total
Year Ended December 31, 2012:
Revenue	$2,026,399	$447,409	$2,473,808
Production expenses	1,643,648	190,957	1,834,605
Depletion, depreciation, and amortization	971,578	73,964	1,045,542
Accretion	57,012	1,700	58,712
Impairment of oil and gas properties	1,069,948	-	1,069,948
Income tax expense (benefit)	-	-	-
Results of activities	$(1,715,787)	$180,788	$(1,534,999)

Year Ended December 31, 2011:
Revenue	$620,589	$256,131	$876, 720
Production expenses	271,507	195,816	467,323
Depletion, depreciation and amortization	401,522	92,071	493,593
Accretion	11,911	3,301	15,212
Impairment of oil and gas properties	1,558,036	-	1,558,036
Income tax expense (benefit)	-	-	-
Results of activities	$(1,622,387)	$(35,057)	$(1,657,444)

Oil and Gas Reserves

	Canada			United States	Total
	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)
Proved reserves at December 31, 2011	243.5	1,385.4	4.5	100.2	343.6	1,385.4	4.5	579.1
Production	(15.8)	(312.9)	(2.1)	(5.2)	(21.0)	(312.9)	(2.1)	(75.3)
Purchases/sales of reserves	(102.2)	-	-	-	(102.2)	-	-	(102.2)
Extensions and discoveries	39.3	150.3	(0.5)	2.1	41.4	150.3	(0.5)	66.0
Proved reserves at December 31, 2012	164.8	1,222.8	1.9	97.1	261.9	1,222.8	1.9	467.6

	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)

PROVED DEVELOPED RESERVES:
December 31, 2011	201.1	1,238.2	4.5	26.4	227.5	1,238.2	4.5	438.4
December 31, 2012	150.8	1,218.8	1.9	32.7	183.5	1,218.8	1.9	388.5

PROVED UNDEVELOPED RESERVES:
December 31, 2011	42.4	147.2	-	73.8	116.2	147.2	-	140.7
December 31, 2012	14.0	4.0	-	64.5	78.4	4.0	-	79.1

Standardized Measure of Discounted Future Net Cash Flows

The following table sets forth as of December 31, 2012 and 2011, the estimated future net cash flow from and Standardized Measure of Discounted Future Net Cash Flows (“Standardized Measure”) of our proved reserves, which were prepared in accordance with the rules and regulations of the SEC and the Financial Accounting Standards Board.  Future net cash flow represents future gross cash flow from the production and sale of proved reserves, net of crude oil, natural gas and natural gas liquids production costs (including production taxes, ad valorem taxes and operating expenses) and future development costs.  The calculations used to produce the figures in this table are based on current cost and price factors at December 31, 2012 and 2011.

Standardized Measure relating to proved reserves:

	Canada	United States	Total
December 31, 2012 :
Future cash inflows	$15,341,349	$8,397,184	$23,738,533
Future production costs:	7,561,503	2,405,958	9,967,461
Future development costs	448,458	480,000	928,458
Future cash flows before income taxes	7,331,388	5,511,226	12,842,614
Future income taxes	-	-	-
Future net cash flows after income taxes	7,331,388	5,511,226	12,842,614
10% annual discount for estimated timing of cash flows	(3,050,360)	(2,176,732)	(5,227,092)
Standardized measure of discounted future net cash flows	$4,281,028	$3,334,494	$7,615,522

	Canada	United States	Total
December 31, 2011 :
Future cash inflows	$27,706,444	$8,243,851	$35,950,295
Future production costs:	12,104,423	3,910,968	16,015,391
Future development costs	3,411,068	280,000	3,691,068
Future cash flows before income taxes	12,013,959	4,052,883	16,066,842
Future income taxes	114,063	-	114,063
Future net cash flows after income taxes	11,899,896	4,052,883	15,952,779
10% annual discount for estimated timing of cash flows	(4,318,654)	(1,339,913)	(5,658,567)
Standardized measure of discounted future net cash flows	$7,581,242	$2,712,970	$10,294,212

The following reconciles the change in the Standardized Measure for the year ended December 31, 2012:

	Canada	United States	Total
Beginning of year	$7,581,242	$2,712,970	$10,294,212

Changes from:
Purchases of proved reserves	-	-	-
Sales of producing properties	(2,678,674)	-	(2,678,674)
Extensions, discoveries and improved recovery, less related costs	-	-	-
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(383,000)	(256,000)	(639,000)
Revision of quantity estimates	-	-	-
Accretion of discount	-	-	-
Change in income taxes	114,063	-	114,063
Changes in estimated future development costs	2,962,610	(340,000)	2,622,610
Development costs incurred that reduced future development costs	-	140,000	140,000
Change in sales and transfer prices, net of production costs	-	-	-
Changes in production rates (timing) and other	(3,315,213)	1,077,524	(2,237,689)
End of year	$4,281,028	$3,334,494	$7,615,522

The following reconciles the change in the Standardized Measure for the year ended December 31, 2011:

	Canada	United States	Total
Beginning of year	$-	$-	$-

Changes from:
Purchases of proved reserves	7,601,892	-	7,601,892
Sales of producing properties	-	-	-
Extensions, discoveries and improved recovery, less related costs	-	2,772,970	2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(350,000)	(60,000)	(410,000)
Revision of quantity estimates	-	-	-
Accretion of discount	-	-	-
Change in income taxes	(114,063)	-	(114,063)
Changes in estimated future development costs	(3,450,105)	-	(3,450,105)
Development costs incurred that reduced future development costs	-	-	-
Change in sales and transfer prices, net of production costs	-	-	-
Changes in production rates (timing) and other	3,893,517	-	3,893,517
End of year	$7,581,242	$2,712,970	$10,294,212

NOTE 11 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

On February 15, 2013, 1,000,000 common shares with fair value of $50,000 were issued to Equiti-Trend Advisors in exchange for consulting services.

On March 25, 500,000 common shares were issued to Carter Terry and Associates, and their related agents, in exchange for future investment banking services.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly-owned subsidiary, Legend Canada.  Intercompany transactions and balances have been eliminated in consolidation.  We account for our undivided interest in oil and gas properties using the proportionate consolidation method, whereby our share of assets, liabilities, revenues and expenses are included in the financial statements.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Management’s judgments and estimates in these areas are to be based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. The more significant reporting areas impacted by management’s judgments and estimates are accruals related to oil and gas revenue and expenses, estimates of future oil and gas reserves, estimates used in the impairment of oil and gas properties, and the estimated future timing and cost of asset retirement obligations.

Actual results could differ from the estimates as additional information becomes known. The carrying values of oil and gas properties are particularly susceptible to change in the near term. Changes in the future estimated oil and gas reserves or the estimated future cash flows attributable to the reserves that are utilized for impairment analysis could have a significant impact on the future results of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents We consider all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.
Receivables, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable are due under normal trade terms and are presented on the consolidated balance sheets net of allowances for doubtful accounts.  We establish provisions for losses on accounts receivable for estimated uncollectible accounts and regularly review collectability and establish or adjust the allowance as necessary using the specific identification method.  Account balances that are deemed uncollectible are charged off against the allowance.  No allowance for doubtful accounts was necessary as of December 31, 2012 and December 31, 2011.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

For operations outside of the U.S. that prepare financial statements in currencies other than U.S. dollars, we translate the financial statements into U.S. dollars.  Results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at end of period exchange rates, except for equity transactions and advances not expected to be repaid in the foreseeable future, which are translated at historical costs.  The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are accumulated as a separate component in other comprehensive income (loss).  Accumulated other comprehensive income (loss) consists entirely of foreign currency translation adjustments at December 31, 2012 and 2011.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Certain financial instruments and nonfinancial assets and liabilities, whether measured on a recurring or non-recurring basis, are recorded at fair value.  A fair value hierarchy, established by U.S. GAAP, prioritizes the inputs used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Our financial instruments include cash and cash equivalents, trade receivables, trade payables, and the note payable to bank, all of which are considered to be representative of their fair market value, due to the short-term and highly liquid nature of these instruments.

As discussed in Note 5, we have incurred asset retirement obligations of $1,654,032, the value of which was determined using unobservable pricing inputs (or Level 3 inputs).  We use the income valuation technique to estimate the fair value of the obligation using several assumptions and judgments about the ultimate settlement amounts, inflation factors, credit adjusted discount rates, and timing of settlement.

Our contingent consideration liability was also estimated using unobservable pricing inputs (or Level 3 inputs).  We used a model to simulate the value of our future stock based on the historical mean of the stock price to estimate the fair value of the contingent consideration liability.  We incurred the contingent consideration liability on October 20, 2011, in connection with the acquisition of assets from Sovereign and on that date the estimated value of the contingent consideration liability was nil.  Subsequent changes in fair value resulted in a non-cash charge to operations amounting to $1,404,059 during 2011.  During the year ended December 31, 2012, the change in value of the contingent consideration liability resulted in a non-cash charge amounting to $4,147,005 and the obligation was settled by issuing 21,350,247 shares of common stock to Sovereign on May 17, 2012.

Oil and Gas Properties Policy [Policy Text Block]
Full Cost Method of Accounting for Oil and Gas Properties

We have elected to utilize the full cost method of accounting for our oil and gas activities. In accordance with the full cost method of accounting, all costs associated with acquisition, exploration, and development of oil and gas reserves, including directly related overhead costs and related asset retirement costs, are capitalized into a cost center.  Our cost centers consist of the Canadian cost center and the United States cost center.

All capitalized costs of oil and gas properties within each cost center, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves. Excluded from this amortization are costs associated with unevaluated properties, including capitalized interest on such costs. Unevaluated property costs are transferred to evaluated property costs at such time as wells are completed on the properties or management determines that these costs have been impaired.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. The cost of these properties is assessed quarterly, on a field-by-field basis, to determine whether the properties are recorded at the lower of cost or fair value.

Sales of oil and gas properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas attributable to a cost center, in which case the gain or loss is recognized in income.  In determining whether adjustments to capitalized costs result in a significant alteration, capitalized costs within the cost center are allocated between the reserves sold and reserves retained on the same basis used to compute amortization, unless there are substantial economic differences between the properties sold and those retained.  When economic differences between properties sold and those retained exist, capitalized costs within the cost center are allocated on the basis of the relative fair values of the properties in determining whether adjustments to capitalized costs result in a significant alteration.

Full Cost Ceiling Test [Policy Text Block]
Full Cost Ceiling Test

At the end of each quarterly reporting period, the cost of oil and gas properties in each cost center are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, at the end of the period, plus the cost of properties not being amortized, plus the lower of cost or fair value of unproven properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties.  If the cost of oil and gas properties exceeds the ceiling, the excess is reflected as a non-cash impairment charge to earnings.  The impairment charge is permanent and not reversible in future periods, even though higher oil and gas prices in the future may subsequently and significantly increase the ceiling amount.  Non-cash impairment charges amounted to $1,069,948 and $1,558,036 for the years ended December 31, 2012 and 2011, respectively.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset Retirement Obligation

We record the fair value of a liability for an asset retirement obligation in the period in which the asset is acquired and a corresponding increase in the carrying amount of the related long-lived asset if a reasonable estimate of fair value can be made. The associated asset retirement cost capitalized as part of the related asset is allocated to expense over the asset’s useful life. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized.  The asset retirement obligation is recorded at its estimated fair value and accretion is recognized over time as the discounted liability is accreted to its expected settlement value.  Fair value is determined by using the expected future cash outflows discounted at our credit-adjusted risk-free interest rate.

Revenue Recognition, Policy [Policy Text Block]
Oil and Gas Revenue Recognition

Revenue from production on properties in which we share an economic interest with other owners is recognized on the basis of our interest.  Revenues are reported on a gross basis for the amounts received before taking into account production taxes, royalties, and transportation costs, which are reported as production expenses. Revenue is recorded and receivables accrued using the sales method of accounting. Under this method, revenues are recognized based on the actual volumes of gas and oil sold to purchasers at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. The volume sold may differ from the volumes we are entitled to, based on our individual interest in the property. We utilize a third-party marketer to sell oil and gas production in the open market. As a result of the requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations and distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, we may make accruals for revenues and accounts receivable based on estimates of our share of production. Since the settlement process may take 30 to 60 days following the month of actual production, our financial results may include estimates of production and revenues for the related time period. We will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

We measure compensation cost for stock-based payment awards at fair value and recognize it as compensation expense over the service period for awards expected to vest.  Compensation cost is recorded as a component of general and administrative expenses in the consolidated statements of operations, net of an estimated forfeiture rate, and amounted to $1,386,351 and $1,464,874 for the years ended December 31, 2012 and 2011, respectively.  Compensation cost is only recognized for those awards expected to vest on a straight-line basis over the requisite service period of the award.  Our policy is to issue new shares to fulfill the requirements for options that are exercised.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) Per Share

The computation of basic net loss per common share is based on the weighted average number of shares that were outstanding during the period, including contingently redeemable common stock. The computation of diluted net loss per common share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding. Potentially dilutive common shares include warrants to purchase shares of common stock (4,150,000 warrants for both 2012 and 2011), options to purchase shares of common stock (2,800,000 options for both 2012 and 2011), and preferred stock convertible into shares of common stock (1,700,000 shares for 2012 and 2,300,000 shares for 2011).  During the years ended December 31, 2012 and 2011 potentially dilutive common shares were not included in the computation of diluted loss per shares as to do so would be anti-dilutive.

Income Tax, Policy [Policy Text Block]
Income Taxes

We recognize income taxes on an accrual basis based on tax position taken or expected to be taken in its tax returns.  A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities.  Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities.  Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.  Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns.  A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized.  Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense.  Since our inception, no such interest or penalties have been incurred.  We are no longer subject to federal examination for years before 2009.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration

During the years ended December 31, 2012 and 2011, sales of oil and gas to certain customers individually exceeded 10% of the total oil and gas revenue.  For the year ended December 31, 2012, sales to Husky Energy Marketing, Kelly Maclaskey Oilfield Service Inc., BP Canada Energy and Gibson Petroleum accounted for approximately 28%, 16%, 13% and 11% of total oil and gas sales, respectively.   For the year ended December 31, 2011, sales to Kelly Maclaskey Oilfield Service Inc., Husky Energy Marketing, and BP Canada Energy accounted for approximately 29%, 17%, and 11% of total oil and gas sales, respectively.  We believe that the loss of any of the significant customers would not result in a material adverse effect on our ability to market future oil and natural gas production.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income, which amended FASB ASC Topic 220, Comprehensive Income. The intent of this update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. To facilitate convergence of GAAP and IFRS, the FASB eliminated the option to present components of other comprehensive income as part of the statement of stockholders’ equity and requires an entity to present total comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. We adopted this standard in 2012 and elected to present separate consolidated statements of comprehensive income.

NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]	<br/> The acquisition was accounted for using the acquisition method where net assets acquired and consideration transferred were recorded at fair value. Consideration transferred in the transaction was $16,605,419, resulting in no goodwill or bargain purchase gain. The following summarizes the consideration transferred to Sovereign and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date: <br/>

Consideration:
Cash, net of purchase price adjustments	$8,789,882
Equity instruments (3,552,516 common shares of the Company)	7,815,537
Contingent consideration	-
Fair value of total consideration transferred	$16,605,419
Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved oil and gas property	$9,776,364
Unproven oil and gas property	8,228,018
Asset retirement obligations	(1,398,963)
Total fair value of net assets	$16,605,419

NOTE 4 - OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2012
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Abstract]
Schedule of Oil and Gas In Process Activities [Table Text Block]	<br/> The amount of capitalized costs related to oil and gas property and the amount of related accumulated depletion, depreciation, and amortization are as follows at December 31: <br/>

	2012	2011
Proven property, net of impairment	$6,817,562	$8,992,793
Accumulated depletion, depreciation, and amortization	(1,539,136)	(493,594)
	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
	$13,705,423	$16,834,579

NOTE 5 - ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]	<br/> The following table reconciles the value of the asset retirement obligation for the years ended December 31, 2012 and December 31, 2011: <br/>

	2012	2011
Opening balance, January 1	$1,601,423	$-
Liabilities incurred	-	1,586,211
Foreign currency translation adjustment	(6,103)	-
Accretion expense	58,712	15,212
Ending balance, December 31	$1,654,032	$1,601,423

NOTE 6 - STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	<br/> The following table summarizes outstanding warrants to purchase shares of our common stock as of December 31, 2012, and 2011:<br/>

	Shares of Common Stock
	Issuable from Warrants
	Outstanding as of
	December 31,	December 31,	Exercise
Date of Issue	2012	2011	Price	Expiration
October 2010	1,300,000	1,300,000	$0.50	October 2013
February 2011	300,000	300,000	$0.50	February 2014
April 2011	250,000	250,000	$1.00	April 2014
August 2011	2,300,000	2,300,000	$2.00	August 2014

	4,150,000	4,150,000

NOTE 9 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	<br/> Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax asset as of December 31, 2012 and 2011, are as follows: <br/>

	2012	2011
Net operating loss carryforwards	$3,442,621	$569,995
Oil and gas property	(80,719)	79,520
Contingent consideration liability		477,582
Asset retirement obligation	418,595	390,035
Total deferred tax asset	3,780,497	1,517,132
Less valuation allowance	(3,780,497)	(1,517,132)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	<br/> The items accounting for the difference between income taxes computed at the statutory rates and the provisions for income taxes are as follows for the years ended December 31, 2012 and 2011: <br/>

	2012	2011
Net loss	$(9,281,342)	$(6,049,335)
Tax rate	30.99%	31.64%
Tax at statutory rate	(2,876,009)	(1,914,000)
Stock-based compensation	471,359	498,057
Other	141,285	6,455
Change in valuation allowance	2,263,365	1,409,488
Provision for income taxes	$-	$-

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]	<br/> Capitalized costs relating to oil and gas producing activities are as follows: <br/>

	Canada	United States	Total
December 31, 2012:
Proved	$8,444,786	$1,065,681	$9,510,467
Unproven	8,426,997	-	8,426,997
Total capitalized costs	16,871,783	1,065,681	17,937,464
Accumulated depreciation, depletion, amortization, and impairment	(4,066,003)	(166,038)	(4,232,041)
Net capitalized costs	$12,805,780	$899,643	$13,705,423

December 31, 2011:
Proved	$9,707,171	$855,283	$10,562,454
Unproven	8,196,595	138,786	8,335,381
Total capitalized costs	17,903,766	994,069	18,897,835
Accumulated depreciation, depletion, amortization, and impairment	(1,971,185)	(92,071)	(2,063,256)
Net capitalized costs	$15,932,581	$901,998	$16,834,579

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]	<br/> Cost incurred in oil and gas property acquisition and development activities are as follows: <br/>

	Canada	United States	Total
Year Ended December 31, 2012:
Acquisition costs :
Proved	$-	$-	$-
Unproven	-	-	-
Exploration costs	48,681	210,398	259,079
Development costs	250,081	-	250,081
Total costs incurred	$298,762	$210,398	$509,160

Year Ended December 31, 2011:
Acquisition costs :
Proved	$9,567,701	$-	$9,567,701
Unproven	8,196,595	138,786	8,335,381
Exploration costs	13,849	-	13,849
Development costs	-	154,684	154,684
Total costs incurred	$17,778,145	$293,470	$18,071,615

Results of Operations for Oil and Gas Producing Activities Disclosure [Table Text Block]	<br/> The following table shows the results from operations for the periods ended December 31, 2012 and 2011 : <br/>

	Canada	United States	Total
Year Ended December 31, 2012:
Revenue	$2,026,399	$447,409	$2,473,808
Production expenses	1,643,648	190,957	1,834,605
Depletion, depreciation, and amortization	971,578	73,964	1,045,542
Accretion	57,012	1,700	58,712
Impairment of oil and gas properties	1,069,948	-	1,069,948
Income tax expense (benefit)	-	-	-
Results of activities	$(1,715,787)	$180,788	$(1,534,999)

Year Ended December 31, 2011:
Revenue	$620,589	$256,131	$876, 720
Production expenses	271,507	195,816	467,323
Depletion, depreciation and amortization	401,522	92,071	493,593
Accretion	11,911	3,301	15,212
Impairment of oil and gas properties	1,558,036	-	1,558,036
Income tax expense (benefit)	-	-	-
Results of activities	$(1,622,387)	$(35,057)	$(1,657,444)

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Table Text Block]	<br/> Oil and Gas Reserves <br/>

	Canada			United States	Total
	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)
Proved reserves at December 31, 2011	243.5	1,385.4	4.5	100.2	343.6	1,385.4	4.5	579.1
Production	(15.8)	(312.9)	(2.1)	(5.2)	(21.0)	(312.9)	(2.1)	(75.3)
Purchases/sales of reserves	(102.2)	-	-	-	(102.2)	-	-	(102.2)
Extensions and discoveries	39.3	150.3	(0.5)	2.1	41.4	150.3	(0.5)	66.0
Proved reserves at December 31, 2012	164.8	1,222.8	1.9	97.1	261.9	1,222.8	1.9	467.6
	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)

PROVED DEVELOPED RESERVES:
December 31, 2011	201.1	1,238.2	4.5	26.4	227.5	1,238.2	4.5	438.4
December 31, 2012	150.8	1,218.8	1.9	32.7	183.5	1,218.8	1.9	388.5

PROVED UNDEVELOPED RESERVES:
December 31, 2011	42.4	147.2	-	73.8	116.2	147.2	-	140.7
December 31, 2012	14.0	4.0	-	64.5	78.4	4.0	-	79.1

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Table Text Block]	<br/> The following table sets forth as of December 31, 2012 and 2011, the estimated future net cash flow from and Standardized Measure of Discounted Future Net Cash Flows (“Standardized Measure”) of our proved reserves, which were prepared in accordance with the rules and regulations of the SEC and the Financial Accounting Standards Board. Future net cash flow represents future gross cash flow from the production and sale of proved reserves, net of crude oil, natural gas and natural gas liquids production costs (including production taxes, ad valorem taxes and operating expenses) and future development costs. The calculations used to produce the figures in this table are based on current cost and price factors at December 31, 2012 and 2011. <br/>

	Canada	United States	Total
December 31, 2012 :
Future cash inflows	$15,341,349	$8,397,184	$23,738,533
Future production costs:	7,561,503	2,405,958	9,967,461
Future development costs	448,458	480,000	928,458
Future cash flows before income taxes	7,331,388	5,511,226	12,842,614
Future income taxes	-	-	-
Future net cash flows after income taxes	7,331,388	5,511,226	12,842,614
10% annual discount for estimated timing of cash flows	(3,050,360)	(2,176,732)	(5,227,092)
Standardized measure of discounted future net cash flows	$4,281,028	$3,334,494	$7,615,522
	Canada	United States	Total
December 31, 2011 :
Future cash inflows	$27,706,444	$8,243,851	$35,950,295
Future production costs:	12,104,423	3,910,968	16,015,391
Future development costs	3,411,068	280,000	3,691,068
Future cash flows before income taxes	12,013,959	4,052,883	16,066,842
Future income taxes	114,063	-	114,063
Future net cash flows after income taxes	11,899,896	4,052,883	15,952,779
10% annual discount for estimated timing of cash flows	(4,318,654)	(1,339,913)	(5,658,567)
Standardized measure of discounted future net cash flows	$7,581,242	$2,712,970	$10,294,212

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Table Text Block]	<br/> The following reconciles the change in the Standardized Measure for the years ended Decemeber 31, 2012 and 2011 : <br/>

	Canada	United States	Total
Beginning of year	$7,581,242	$2,712,970	$10,294,212

Changes from:
Purchases of proved reserves	-	-	-
Sales of producing properties	(2,678,674)	-	(2,678,674)
Extensions, discoveries and improved recovery, less related costs	-	-	-
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(383,000)	(256,000)	(639,000)
Revision of quantity estimates	-	-	-
Accretion of discount	-	-	-
Change in income taxes	114,063	-	114,063
Changes in estimated future development costs	2,962,610	(340,000)	2,622,610
Development costs incurred that reduced future development costs	-	140,000	140,000
Change in sales and transfer prices, net of production costs	-	-	-
Changes in production rates (timing) and other	(3,315,213)	1,077,524	(2,237,689)
End of year	$4,281,028	$3,334,494	$7,615,522
	Canada	United States	Total
Beginning of year	$-	$-	$-

Changes from:
Purchases of proved reserves	7,601,892	-	7,601,892
Sales of producing properties	-	-	-
Extensions, discoveries and improved recovery, less related costs	-	2,772,970	2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(350,000)	(60,000)	(410,000)
Revision of quantity estimates	-	-	-
Accretion of discount	-	-	-
Change in income taxes	(114,063)	-	(114,063)
Changes in estimated future development costs	(3,450,105)	-	(3,450,105)
Development costs incurred that reduced future development costs	-	-	-
Change in sales and transfer prices, net of production costs	-	-	-
Changes in production rates (timing) and other	3,893,517	-	3,893,517
End of year	$7,581,242	$2,712,970	$10,294,212

NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS (Details)	12 Months Ended			12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Red Earth [Member] CAD	Dec. 31, 2012 Swan Hills [Member] CAD	Dec. 31, 2012 Swan Hills and Red Earth [Member] USD ($)	Dec. 31, 2012 Swan Hills and Red Earth [Member] CAD	Dec. 31, 2012 Divide County Assets [Member] USD ($)	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Floor Price [Member] USD ($)	Dec. 31, 2012 Before Amending Offer Letter in March 2012 [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 After Amending Offer Letter in March 2012 [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Bridge Loan [Member] CAD	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] CAD
NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 12,989	$ 52,726	$ 100,894
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars and Dollars)											6,000,000	4,000,000			3,517,850	3,500,000
Debt Instrument, Face Amount													1,500,000
Debt Instrument, Payment Terms													On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012. On December 17, 2012, the payment terms of the demand bridge loan were revised again.The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.	On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012. On December 17, 2012, the payment terms of the demand bridge loan were revised again.The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.
Debt Instrument, Covenant Description													In connection with the Amending Offer Letter for the bridge demand loan during March 2012, the Bank originally required that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which were required to be used to pay off the bridge demand loan.	In connection with the Amending Offer Letter for the bridge demand loan during March 2012, the Bank originally required that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which were required to be used to pay off the bridge demand loan.
Stock Purchase Agreement, Description	May 22, 2012, we entered into an agreement with Lincoln Park Capital ("Lincoln Park") to sell up to $10.2 million in common stock during a three year term.
Share Price (in Dollars per share)										$ 0.1
Stock Issued During Period, Shares, Issued for Cash (in Shares)	3,527,508
Stock Issued During Period, Value, Issued for Cash	422,000
Proceeds from Divestiture of Businesses (in Dollars)				750,000	1,000,000		1,750,000
Line of Credit, Borrowing Capacity Reduced, Amount (in Dollars)				150,000	350,000
Proceeds from Divestiture of Businesses, Net of Cash Divested						1,719,598		396,531
Line of Credit Facility, Amount Outstanding	3,517,850	3,500,000
Bridge Loan (in Dollars and Dollars)	$ 175,893	$ 175,000											$ 226,148	225,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)	$ 2	$ 2							$ 2

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Costs Incurred, Asset Retirement Obligation Incurred (in Dollars)		$ 1,654,032
Business Combination, Acquisition Related Costs (in Dollars)	4,147,005	1,404,059
Business Acquisition, Contingent Consideration, Shares Issuable (in Shares)	21,350,247
Fair Value Inputs, Discount Rate	10.00%
Impairment of Oil and Gas Properties (in Dollars)	1,069,948	1,558,036
Share-based Compensation (in Dollars)	$ 1,386,351	$ 1,464,874
Incremental Common Shares Attributable to Call Options and Warrants (in Shares)	4,150,000	4,150,000
Incremental Common Shares Attributable to Share-based Payment Arrangements (in Shares)	2,800,000	2,800,000
Incremental Common Shares Attributable to Conversion of Preferred Stock (in Shares)	1,700,000	2,300,000
Husky Energy Marketing [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	28.00%	17.00%
Kelly Maclaskey Oilfield Service Inc [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	16.00%	29.00%
Bp Canada Energy [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	13.00%	11.00%
Gibson Petroleum [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	11.00%

NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 International Sovereign Energy Corp [Member] USD ($)	Dec. 31, 2012 Swan Hills and Red Earth [Member] USD ($)	Dec. 31, 2012 Swan Hills and Red Earth [Member] CAD	Dec. 31, 2012 Divide County Assets [Member] USD ($)
NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details) [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 16,605,419	$ 16,605,419
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)			3,552,516
Business Combination, Acquisition Related Costs	4,147,005	1,404,059	394,000
Proceeds from Divestiture of Businesses (in Dollars)					1,750,000
Proceeds from Divestiture of Businesses, Net of Cash Divested				1,719,598		396,531
Gain (Loss) on Sale of Business						$ 257,745

NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details) - Schedule of Purchase Price Allocation (USD $)	Dec. 31, 2011
Consideration:
Cash, net of purchase price adjustments	$ 8,789,882
Equity instruments (3,552,516 common shares of the Company)	7,815,537
Contingent consideration
Fair value of total consideration transferred	16,605,419
Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved oil and gas property	9,776,364
Unproven oil and gas property	8,228,018
Asset retirement obligations	(1,398,963)
Total fair value of net assets	$ 16,605,419

NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details) - Schedule of Purchase Price Allocation (Parentheticals)	12 Months Ended
Dec. 31, 2011
Schedule of Purchase Price Allocation [Abstract]
Common stock issued (in Shares)	3,552,516

NOTE 4 - OIL AND GAS PROPERTIES (Details) - Schedule of Oil and Gas in Properties (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Oil and Gas in Properties [Abstract]
Proven property, net of impairment	$ 6,817,562	$ 8,992,793
Accumulated depletion, depreciation, and amortization	(1,539,136)	(493,594)
	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
	$ 13,705,423	$ 16,834,579

NOTE 5 - ASSET RETIREMENT OBLIGATION (Details) - Schedule of Asset Retirement Obligations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Asset Retirement Obligations [Abstract]
Opening balance, January 1	$ 1,601,423
Liabilities incurred		1,586,211
Foreign currency translation adjustment	(6,103)
Accretion expense	58,712	15,212
Ending balance, December 31	$ 1,654,032	$ 1,601,423

NOTE 6 - STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock Surrendered by Number of Executives		2
Common Stock, Surrendered (in Shares)		15,890,000
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value	$ 366,953	$ 496,467
Redeemable Noncontrolling Interest, Equity, Fair Value	48,131,880	7,601,499
Preferred Stock, Shares Outstanding (in Shares)	1,700,000	2,300,000
Preferred Stock, Redemption Amount	3,400,000	4,600,000
Stock Issued During Period, Shares, Issued for Services (in Shares)		10,000
Stock Issued During Period, Shares, Acquisitions (in Shares)		3,552,516
Business Combination, Acquisition Related Costs	4,147,005	1,404,059
Reclassification Out of Contingently Redeemable Common Stock	2,040,600	0
Common Stock, Shares, Outstanding (in Shares)	77,220,271	50,582,516
Stock Issued During Period, Value, Issued for Services (in Dollars)	152,500	20,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	129,513	0
Stock Issued During Period, Value, New Issues	5,551,065
Stock Issued During Period, Shares, Issued for Cash (in Shares)	3,527,508
Stock Issued During Period, Value, Issued for Cash	422,000
Stock option grant, December 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.90%
Warrants Issued with Convertible Preferred Stock [Member] | Private Placement, August 10, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value		1,833,267
Ownership Limitation, Waived by Sovereign May 17, 2012 [Member] | Acquisition of Oil and Gas Properties October 21, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Equity Method Investment, Ownership Percentage	10.00%
Common Stock Issued as Commitment Fee [Member] | Common Stock Issuance to Lincoln Park [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	723,592
Stock Issued During Period, Value, New Issues	208,311
Additional Common Stock Issuable on Pro Rata Basis as Commitment Fee [Member] | Common Stock Issuance to Lincoln Park [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	1,072,183
Redeemable Convertible Preferred Stock [Member] | Private Placement, August 10, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value		2,766,733
Redeemable Convertible Preferred Stock [Member] | Preferred Stock Converstion, March 30, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)	600,000
Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		2,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		93.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		94.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	40,000
Stock Option Granted to Number of Directors	2
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.87
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	93.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	1,866,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.76	$ 1.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 1.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,400,000	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	1,200,000
Private Placement, February 2, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Private Placement, Number of Units Issued (in Shares)		300,000
Private placement, price per unit (in Dollars per share)		$ 0.5
Proceeds from Issuance of Private Placement		150,000
Private placement, number of foreign investors		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.5
Class Of Warrant Or Right Exercise Period		3 years
Fair Value of Stock Issued During the Period		140,200
Adjustments to Additional Paid in Capital, Warrant Issued		9,800
Private Placement, August 10, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Private Placement, Number of Units Issued (in Shares)		2,300,000
Private placement, price per unit (in Dollars per share)		$ 2
Proceeds from Issuance of Private Placement		4,600,000
Unit, description		one share of restricted common stock and one warrant to purchase an additional share of common stock
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		2
Class Of Warrant Or Right Exercise Period		3 years
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)		$ 2
Debt Instrument, Convertible, Beneficial Conversion Feature		2,270,266
Redeemable Noncontrolling Interest, Equity, Fair Value	366,953	496,467
Stock Issued During Period, Value, Conversion of Convertible Securities	600,000
Preferred Stock, Shares Outstanding (in Shares)	1,700,000
Preferred Stock, Redemption Amount	3,400,000
Private Placement, April 28, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Private Placement, Number of Units Issued (in Shares)		250,000
Private placement, price per unit (in Dollars per share)		$ 1
Proceeds from Issuance of Private Placement		250,000
Private placement, number of foreign investors		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1
Class Of Warrant Or Right Exercise Period		3 years
Fair Value of Stock Issued During the Period		140,700
Adjustments to Additional Paid in Capital, Warrant Issued		109,300
Acquisition of Oil and Gas Properties October 21, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)		3,552,516
Shareholder Put Right, Per Share Amount (in Dollars per share)		$ 2
Settlement of Sovereign Contingent Consideration May 17, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	21,350,247
Business Combination, Acquisition Related Costs	4,147,005
Shares Disposed of by Investor (in Shares)	1,020,300
Reclassification Out of Contingently Redeemable Common Stock	2,040,600
Common Stock, Shares, Outstanding (in Shares)	23,882,463
Common Stock, Redemption Amount	47,764,927
Stock Issued for Services, January 12, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	60,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	60,000
Waiver of Put Option by Holders, March 26, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	2,772,728
Preferred Stock Converstion, March 30, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	600,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	129,513
Common Stock Issuance to Lincoln Park [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock Reserved for Placement by Third Party, Value	10,200,000
Term of Private Placement Agreement	3 years
Stock Issued During Period, Shares, Issued for Cash (in Shares)	3,527,508
Stock Issued During Period, Value, Issued for Cash	422,000
Stock to be Issued in Placement by Third Party, Floor Price (in Dollars per share)	$ 0.1
Stock Issued for Services, November 1, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	250,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	15,000
Consultant Contract, Term	6 years
Stock Issued for Services, November 12, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	750,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	67,500
Consultant Contract, Term	6 years
Stock Issued for Services, November 13, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	100,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 10,000
Consultant Contract, Term	6 years

NOTE 6 - STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	4,150,000	4,150,000
Expiration October 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	1,300,000	1,300,000
Exercise price (in Dollars per Item)	0.5
Expiration	October 2013
Expiration February 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	300,000	300,000
Exercise price (in Dollars per Item)	0.5
Expiration	February 2014
Expiration April 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	250,000	250,000
Exercise price (in Dollars per Item)	1
Expiration	April 2014
Expiration August 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	2,300,000	2,300,000
Exercise price (in Dollars per Item)	2
Expiration	August 2014

NOTE 6 - STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (Parentheticals)	12 Months Ended
Dec. 31, 2012
Expiration October 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Oct 31, 2010
Expiration February 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Feb 28, 2011
Expiration April 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Apr 30, 2011
Expiration August 2014 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Datefrom which Warrants or Rights Exercisable	Aug 31, 2011

NOTE 7 - NOTE PAYABLE TO BANK (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2012 Modification of Bridge Loan, December 17, 2012 [Member] Bridge Loan [Member] CAD	Dec. 31, 2012 Bridge Loan [Member] CAD	Dec. 31, 2012 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] CAD
NOTE 7 - NOTE PAYABLE TO BANK (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars and Dollars)								$ 3,517,850	3,500,000
Line of Credit Facility, Interest Rate Description								Bank's prime rate plus 1%	Bank's prime rate plus 1%
Line of Credit Facility, Interest Rate at Period End								4.00%	4.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage								0.25%	0.25%
Debt Instrument, Collateral								by a Fixed and Floating Charge Demand Debenture (the "Debenture") to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank	by a Fixed and Floating Charge Demand Debenture (the "Debenture") to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank
Line of Credit Facility, Covenant Terms								Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets.	Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets.
Bridge Loan (in Dollars and Dollars)	175,893		175,000			225,000	226,148
Debt Instrument, Description of Variable Rate Basis						Bank's prime rate plus 2%
Debt Instrument, Interest Rate at Period End							5.00%
Debt Instrument, Frequency of Periodic Payment					monthly payments	5 monthly payments
Debt Instrument, Periodic Payment (in Dollars)					25,000	250,000
Debt Instrument, Date of First Required Payment						Jul 15, 2012
Debt Instrument, Payment Terms					over 10 months	On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012. On December 17, 2012, the payment terms of the demand bridge loan were revised again.The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.
Short-term Bank Loans and Notes Payable (in Dollars and Dollars)	3,702,279	3,683,493	5,094,042
Guarantor Obligations, Current Carrying Value (in Dollars and Dollars)			$ 20,000	20,000

NOTE 8 - OPERATING LEASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Leases, Operating [Abstract]
Operating Leases, Rent Expense, Net	$ 123,026	$ 19,975
Operating Leases, Future Minimum Payments Due, Next Twelve Months	50,700
Operating Leases, Future Minimum Payments, Due in Two Years	50,700
Operating Leases, Future Minimum Payments, Due in Three Years	50,700
Operating Leases, Future Minimum Payments, Due in Four Years	$ 42,300

NOTE 9 - INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,263,365	$ 1,409,488
Operating Loss Carryforwards	$ 11,100,000
Operating Loss Carryforwards, Expiration Dates	fully expires in 2032

NOTE 9 - INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 3,442,621	$ 569,995
Oil and gas property	(80,719)	79,520
Contingent consideration liability	0	477,582
Asset retirement obligation	418,595	390,035
Total deferred tax asset	3,780,497	1,517,132
Less valuation allowance	(3,780,497)	(1,517,132)
Net deferred tax asset	$ 0	$ 0

NOTE 9 - INCOME TAXES (Details) - Schedule of Income Tax Rconciliation (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Tax Rconciliation [Abstract]
Net loss	$ (9,281,342)	$ (6,049,335)
Tax rate	30.99%	31.64%
Tax at statutory rate	(2,876,009)	(1,914,000)
Stock-based compensation	471,359	498,057
Other	141,285	6,455
Change in valuation allowance	2,263,365	1,409,488
Provision for income taxes	$ 0	$ 0

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Capitalized Costs Relating to Oil and Gas Producing Activites (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	$ 9,510,467	$ 10,562,454
Unproved	8,426,997	8,335,380
Total capitalized costs	17,937,464	18,897,835
Accumulated depreciation, depletion, and amortization	(4,232,041)	(2,063,256)
Net capitalized costs	13,705,423	16,834,579
Cananda [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	8,444,786	9,707,171
Unproved	8,426,997	8,196,595
Total capitalized costs	16,871,783	17,903,766
Accumulated depreciation, depletion, and amortization	(4,066,003)	(1,971,185)
Net capitalized costs	12,805,780	15,932,581
United States [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	1,065,681	855,283
Unproved	0	138,786
Total capitalized costs	1,065,681	994,069
Accumulated depreciation, depletion, and amortization	(166,038)	(92,071)
Net capitalized costs	$ 899,643	$ 901,998

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisition costs :
Proved		$ 9,567,701
Unproved		8,335,381
Exploration costs	259,079	13,849
Development costs	250,081	154,684
Total costs incurred	509,160	18,071,615
Cananda [Member]
Acquisition costs :
Proved		9,567,701
Unproved		8,196,595
Exploration costs	48,681	13,849
Development costs	250,081
Total costs incurred	298,762	17,778,145
United States [Member]
Acquisition costs :
Proved
Unproved		138,786
Exploration costs	210,398
Development costs		154,684
Total costs incurred	$ 210,398	$ 293,470

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Results of Operations for Oil and Gas Producing Activities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenue	$ 2,473,808	$ 876,720
Production expenses	1,834,605	467,323
Depletion, depreciation and amortization	1,045,542	493,593
Accretion	58,712	15,212
Impairment of oil and gas properties	1,069,948	1,558,036
Income tax expense (benefit)	0	0
Results of activities	(1,534,999)	(1,657,444)
Cananda [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenue	2,026,399	620,589
Production expenses	1,643,648	271,507
Depletion, depreciation and amortization	971,578	401,522
Accretion	57,012	11,911
Impairment of oil and gas properties	1,069,948	1,558,036
Income tax expense (benefit)	0	0
Results of activities	(1,715,787)	(1,622,387)
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenue	447,409	256,131
Production expenses	190,957	195,816
Depletion, depreciation and amortization	73,964	92,071
Accretion	1,700	3,301
Impairment of oil and gas properties	0	0
Income tax expense (benefit)	0	0
Results of activities	$ 180,788	$ (35,057)

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities	12 Months Ended
	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls
Cananda [Member] | Oil [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	243.5
Production	(15.8)
Purchases/sales of reserves	(102.2)
Extensions and discoveries	39.3
Proved reserves at December 31, 2012	164.8
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	150.8	201.1
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	14	42.4
Cananda [Member] | Natural Gas [Member] | Mmcf [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	1,385.4
Production	(312.9)
Purchases/sales of reserves
Extensions and discoveries	150.3
Proved reserves at December 31, 2012	1,222.8
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1,218.8	1,238.2
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	4	147.2
Cananda [Member] | Natural Gas Liquids [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	4.5
Production	(2.1)
Purchases/sales of reserves
Extensions and discoveries	(0.5)
Proved reserves at December 31, 2012	1.9
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1.9	4.5
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves
United States [Member] | Oil [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	100.2
Production	(5.2)
Purchases/sales of reserves
Extensions and discoveries	2.1
Proved reserves at December 31, 2012	97.1
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	32.7	26.4
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	64.5	73.8
Oil [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	343.6
Production	(21)
Purchases/sales of reserves	(102.2)
Extensions and discoveries	41.4
Proved reserves at December 31, 2012	261.9
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	183.5	227.5
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	78.4	116.2
Natural Gas [Member] | Mmcf [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	1,385.4
Production	(312.9)
Purchases/sales of reserves
Extensions and discoveries	150.3
Proved reserves at December 31, 2012	1,222.8
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1,218.8	1,238.2
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	4	147.2
Natural Gas Liquids [Member] | Bbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	4.5
Production	(2.1)
Purchases/sales of reserves
Extensions and discoveries	(0.5)
Proved reserves at December 31, 2012	1.9
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1.9	4.5
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves
MBoe [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	579.1
Production	(75.3)
Purchases/sales of reserves	(102.2)
Extensions and discoveries	66
Proved reserves at December 31, 2012	467.6
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	388.5	438.4
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	79.1	140.7

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 23,738,533	$ 35,950,295
Future production costs:	9,967,461	16,015,391
Future development costs	928,458	3,691,068
Future cash flows before income taxes	12,842,614	16,066,842
Future income taxes		114,063
Future net cash flows after income taxes	12,842,614	15,952,779
10% annual discount for estimated timing of cash flows	(5,227,092)	(5,658,567)
Standardized measure of discounted future net cash flows	7,615,522	10,294,212
Cananda [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	15,341,349	27,706,444
Future production costs:	7,561,503	12,104,423
Future development costs	448,458	3,411,068
Future cash flows before income taxes	7,331,388	12,013,959
Future income taxes		114,063
Future net cash flows after income taxes	7,331,388	11,899,896
10% annual discount for estimated timing of cash flows	(3,050,360)	(4,318,654)
Standardized measure of discounted future net cash flows	4,281,028	7,581,242
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	8,397,184	8,243,851
Future production costs:	2,405,958	3,910,968
Future development costs	480,000	280,000
Future cash flows before income taxes	5,511,226	4,052,883
Future income taxes
Future net cash flows after income taxes	5,511,226	4,052,883
10% annual discount for estimated timing of cash flows	(2,176,732)	(1,339,913)
Standardized measure of discounted future net cash flows	$ 3,334,494	$ 2,712,970

NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Beginning of year	$ 10,294,212
Purchases of proved reserves		7,601,892
Sales of producing properties	(2,678,674)
Extensions, discoveries and improved recovery, less related costs		2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(639,000)	(410,000)
Revision of quantity estimates
Accretion of discount
Change in income taxes	114,063	(114,063)
Changes in estimated future development costs	2,622,610	(3,450,105)
Development costs incurred that reduced future development costs	140,000
Change in sales and transfer prices, net of production costs
Changes in production rates (timing) and other	(2,237,689)	3,893,517
End of year	7,615,522	10,294,212
Cananda [Member]
NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Beginning of year	7,581,242
Purchases of proved reserves		7,601,892
Sales of producing properties	(2,678,674)
Extensions, discoveries and improved recovery, less related costs
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(383,000)	(350,000)
Revision of quantity estimates
Accretion of discount
Change in income taxes	114,063	(114,063)
Changes in estimated future development costs	2,962,610	(3,450,105)
Development costs incurred that reduced future development costs
Change in sales and transfer prices, net of production costs
Changes in production rates (timing) and other	(3,315,213)	3,893,517
End of year	4,281,028	7,581,242
United States [Member]
NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Beginning of year	2,712,970
Purchases of proved reserves
Sales of producing properties
Extensions, discoveries and improved recovery, less related costs		2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(256,000)	(60,000)
Revision of quantity estimates
Accretion of discount
Change in income taxes
Changes in estimated future development costs	(340,000)
Development costs incurred that reduced future development costs	140,000
Change in sales and transfer prices, net of production costs
Changes in production rates (timing) and other	1,077,524
End of year	$ 3,334,494	$ 2,712,970

NOTE 11 - SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 25, 2013 Subsequent Event [Member] Equiti-Trend Advisors [Member]	Mar. 25, 2013 Subsequent Event [Member] Carter Terry and Associates [Member]
NOTE 11 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		10,000	1,000,000	500,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 152,500	$ 20,000	$ 50,000